Regulatory capital and capital adequacy	12 Months Ended
Mar. 31, 2014
Regulatory capital and capital adequacy

29. Regulatory capital and capital adequacy

The Bank is a banking company within the meaning of the Indian Banking Regulation Act, 1949, registered with and subject to supervision by the RBI. Failure to meet minimum capital requirements could lead to regulatory actions by the RBI that, if undertaken, could have a material effect on the Bank and its financial position. The Bank has migrated, effective March 31, 2009, to prudential guidelines on ‘Capital Adequacy and Market Discipline – Implementation of the New Capital Adequacy Framework’ (Basel II) issued by the RBI. Under the Basel II guidelines, the Bank is required to maintain a minimum Capital to Risk-weighted Asset Ratio of 9% on an ongoing basis for credit risk, market risk and operational risk, with a minimum Tier 1 capital ratio of 6%. Further, the minimum capital maintained by the Bank is subject to a prudential floor, which is the higher of the following amounts:

a)	Minimum capital required as per the new framework (Basel II); or

b)	80% of the minimum capital required to be maintained as per the Basel I framework.

The RBI issued the Basel III capital regulations which were effective from April 1, 2013. The minimum capital requirement under Basel III will be phased-in as follows:

Minimum ratio of capital to risk-weighted assets	As on April 1, 2013	As on March 31,
		2014	2015	2016	2017	2018	2019
Common equity tier I ratio	4.5%	5.0%	5.5%	5.5%	5.5%	5.5%	5.5%
Capital conservation buffer	0	0	0	0.625%	1.25%	1.875%	2.5%
Tier I capital ratio	6.0%	6.5%	7.0%	7.0%	7.0%	7.0%	7.0%
Total capital adequacy ratio	9.0%	9.0%	9.0%	9.0%	9.0%	9.0%	9.0%

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP. The Bank’s capital adequacy ratio, calculated in accordance with the RBI guidelines under Basel II framework, as on March 31, 2013 is as follows:

	Basel II as of March 31, 2013
	(In millions)
Tier 1 capital	Rs.	338,811.3
Tier 2 capital		175,192.3

Total capital	Rs.	514,003.6

Total risk-weighted assets and contingents	Rs.	3,058,788.9

Capital ratios of the Bank:
Tier 1		11.08%
Total capital		16.80%
Minimum capital ratios required by the RBI:
Tier 1		6.00%
Total capital		9.00%

The Bank’s capital adequacy ratio, calculated in accordance with the RBI guidelines under Basel III capital regulations as on March 31, 2014 is as follows:

	Basel III as of March 31, 2014
	(In millions)
Tier 1 capital	Rs.	406,545.2	US$	6,775.8
Tier 2 capital		148,555.5		2,475.9

Total capital	Rs.	555,100.7	US$	9,251.7

Total risk-weighted assets and contingents	Rs.	3,453,008.5	US$	57,550.1

Capital ratios of the Bank:
Tier 1		11.77%		11.77%
Total capital		16.07%		16.07%
Minimum capital ratios required by the RBI:
Tier 1		6.5%		6.5%
Total capital		9.0%		9.0%

Dividends

Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2014 cannot exceed 35% of net income of Rs. 84,783.8 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2012, March 31, 2013 and March 31, 2014 were Rs. 4.30, Rs. 5.50 and Rs. 6.85 per equity share, respectively.